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The Tax-Exempt Money Fund of America
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email ksv@capgroup.com

Kimberly S. Verdick
Secretary

December 5, 2006

Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20001

Re:	The Tax-Exempt Money Fund of America
File Nos. 033-26431 and 811-05750

Dear Sir or Madam:

Pursuant to Reg.230.497(j) under the Securities Act of 1933 (the "Act"), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on November 30, 2006 of the Registrant's Post-Effective Amendment No. 28 under the Act and Amendment No. 30 under the Investment Company Act of 1940.

Sincerely yours,

/s/ Kimberly S. Verdick

Kimberly S. Verdick

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